SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On October 29, 2022, the Company sold to an existing investor in the Company and two other accredited investors in a private placement a further 83,667 shares of common stock at a price of $3.00 a share and a further 300 shares of Series D Preferred Stock at a price of $1,000 a share, resulting in gross proceeds of $551,001 to the Company.

NOTE 17 – SUBSEQUENT EVENTS

On January 1, 2022, the Company awarded certain senior management and key employees non-qualified stock options under the 2021 Equity Incentive Plan previously approved by the shareholders.  A total of 665,000 options were awarded by the Company’s Compensation Committee and approved by the Board, with a strike price of $6.41 per share, a five-year term and vesting equally over a three-year period.  The Options serve as a retention tool and contain key provisions that the holder must remain in good standing with the Company.

On January 11, 2022, a shareholder exercised a conversion of 710 and 1,790 shares of Series C Convertible Preferred stock collectively valued at $2.5 million for two related entities with a conversion price of $5.50 per common share resulting in the issuance of 129,091 and 325,455 shares of the Company’s Common Stock.

On February 3, 2022, the Company closed an offering of 1,325,000 shares of common stock in the amount of $5,300,000 before certain underwriting fees and offering expenses with net proceeds of $4,779,000.

On February 21, 2022, the Company closed a “over-allotment” offering of 198,750 shares of common stock in the amount of $795,000 before certain underwriting fees and offering expenses with net proceeds of $739,350. Both this and the previous offering were “takedowns” from a previously filed S3 “shelf” registration statement for the offer of up to $50,000,000 in the aggregate of Common Stock, Preferred Stock, Debt Securities, Warrants, Rights or Units from time to time in one or more offerings.